Financial Risk Management (Details) - Schedule of Foreign Currency Denominated Financial Assets and Liabilities	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)
Financial liabilities [Member] | Short term exposure [Member]
Financial liabilities
Trade and other liabilities	$ (533,331)	RM (58,863)	₩ (97,221)		$ (346,881)	$ (970)	RM (1,293)	₩ (349,349)
Convertible promissory notes
Total exposure	(518,380)	132,448	(97,221)	91,414	(340,124)	31,043	108,227	(3,499,349)	40,041	49,228
Financial liabilities [Member] | Long term exposure [Member]
Financial liabilities
Trade and other liabilities
Convertible promissory notes
Total exposure
Financial assets [Member] | Short term exposure [Member]
Financial assets
Cash and cash equivalents	308	191,096		91,414	2,026	440	20,208			24,628
Trade and other receivables	14,643				4,545	31,573	57,459		40,041
Loan receivable
Other assets		215			186		31,853			24,600
Due from an associate company
Due from the former companies
Financial assets [Member] | Long term exposure [Member]
Financial assets
Cash and cash equivalents
Trade and other receivables
Loan receivable
Other assets
Due from an associate company
Due from the former companies